PROPERTY, PLANT AND EQUIPMENT	3 Months Ended	12 Months Ended
	Aug. 31, 2021	May 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 3 — PROPERTY, PLANT AND EQUIPMENT

The following is a summary of property, plant, and equipment—at cost, less accumulated depreciation:

	August 31, 2021	May 31, 2021

Leasehold improvements	$110,849	$110,849
Property and equipment	830,141	755,741
Total cost	940,990	866,590
Less accumulated depreciation	(374,020)	(292,282)
Net property plant and equipment	$566,970	$574,308

Depreciation expense for the three months ended August 31, 2021 and 2020 was $81,737 and $27,135, respectively.

SIMPLICITY ESPORTS AND GAMING COMPANY

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

AUGUST 31, 2021

(UNAUDITED)

NOTE 4 - PROPERTY, PLANT AND EQUIPMENT

The following is a summary of property, plant, and equipment—at cost, less accumulated depreciation:

	May 31,	May 31,
	2021	2020
Leasehold improvements	110,849	52,189
Property and equipment	755,741	243,314

Total cost	866,590	295,503

Less accumulated depreciation	(292,282)	(62,771)

Net, property plant and equipment	$574,308	$232,733

Depreciation expense for the years ended May 31, 2021, and 2020 was $229,511 and $57,473, respectively.